Leases	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Leases
(6)	Leases

(a)	Lessor

The Company’s lease rental income for the three and six months ended June 30, 2020 and 2019 were as follows:

	Three Months Ended June 30,
	2020			2019
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$112,796	$14,884	$127,680	$118,037	$24,516	$142,553
Interest income on net investment in finance leases	5,674	—	5,674	5,810	—	5,810
Interest income on container leaseback financing receivable	4,069	—	4,069	2,345	—	2,345
Variable lease revenue	6,109	1,242	7,351	4,247	1,288	5,535
Total lease rental income	$128,648	$16,126	$144,774	$130,439	$25,804	$156,243

	Six Months Ended June 30,
	2020			2019
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$228,599	$29,397	$257,996	$236,908	$49,586	$286,494
Interest income on net investment in finance leases	10,958	—	10,958	8,807	—	8,807
Interest income on container leaseback financing receivable	8,075	—	8,075	2,345	—	2,345
Variable lease revenue	11,088	2,135	13,223	11,940	2,771	14,711
Total lease rental income	$258,720	$31,532	$290,252	$260,000	$52,357	$312,357

Variable lease revenue includes other charges set forth in the leases, such as handling fees, pick-up and drop-off charges and charges for damage protection plan.

For finance leases, the net selling gain (loss) recognized at lease commencement, representing the difference between the estimated fair value of containers placed on these leases and their net book value, in the amount of $23 and $(24) for the three months ended June 30, 2020 and 2019, respectively, and $14 and $(321) for the six months ended June 30, 2020 and 2019, respectively, are included in “gain on sale of owned fleet containers, net” in the condensed consolidated statements of comprehensive income.

Operating Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for the owned and managed container fleet as of June 30, 2020:

	Owned	Managed	Total
Twelve months ending June 30:
2021	$280,783	$31,830	$312,613
2022	214,473	16,199	230,672
2023	174,922	8,576	183,498
2024	126,793	6,699	133,492
2025 and thereafter	166,287	13,127	179,414
Total future minimum lease payments receivable	$963,258	$76,431	$1,039,689

Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases, which are reported in the Company’s condensed consolidated balance sheets as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Future minimum lease payments receivable	$490,193	$385,589
Residual value of containers	11,109	11,143
Less: unearned income	(143,610)	(101,429)
Net investment in finance leases (1)	$357,692	$295,303
Less: Allowance for credit losses	(1,182)	—
Net investment in finance leases, net	$356,510	$295,303
Amounts due within one year	$38,112	$40,940
Amounts due beyond one year	318,398	254,363
Net investment in finance leases, net	$356,510	$295,303

(1) As of June 30, 2020, two major customers represented 58.9% and 13.1% of the Company’s finance leases portfolio. As of December 31, 2019, two major customers represented 44.3% and 16.1% of the Company’s finance leases portfolio. No other customer represented more than 10% of the Company’s finance leases portfolio as of June 30, 2020 and December 31, 2019.

Container Leaseback Financing Receivable

The Company’s container leaseback financing receivable pertains to containers purchased that were leased back to the seller-lessees through a sales-type leaseback arrangement. Under the provisions of Topic 842, these transactions from an accounting perspective are accounted for as financing transactions.

The components of the container leaseback financing receivable, which are reported in the Company’s condensed consolidated balance sheets as of June 30, 2020 and December 31, 2019 were as follows:

	June 30, 2020	December 31, 2019
Future minimum payments receivable	$373,968	$377,917
Less: unearned income	(102,610)	(106,259)
Container leaseback financing receivable (1)	271,358	$271,658
Less: Allowance for credit losses	(562)	—
Container leaseback financing receivable, net	$270,796	$271,658
Amounts due within one year	21,412	20,547
Amounts due beyond one year	249,384	251,111
Container leaseback financing receivable, net	$270,796	$271,658

(1) As of June 30, 2020, two customers represented 84.5% and 15.5% of the Company’s container leaseback financing receivable portfolio. As of December 31, 2019, two customers represented 82.9% and 17.1% of the Company’s container leaseback financing receivable portfolio.

The following is a schedule, by year, of future minimum payments receivable under the net investment in finance leases and container leaseback financing receivable as of June 30, 2020:

Twelve months ending June 30:	Net Investment in Finance Leases	Container Leaseback Financing Receivable	Total
2021	$60,796	$37,020	$97,816
2022	67,212	37,020	104,232
2023	45,400	37,020	82,420
2024	39,757	37,122	76,879
2025 and thereafter	277,028	225,786	502,814
Total future minimum lease payments receivable	$490,193	$373,968	$864,161

See Note 2 (h) “Accounting Policies and Recent Accounting Pronouncements – Revenue Recognition”, Note 2 (i) “Accounting Policies and Recent Accounting Pronouncements – Allowance for Credit Losses”, Note 4 “Managed Container Fleet” and Note 7 “Allowance for Credit Losses” for further information.

(b)	Lessee

Right-of-use (“ROU”) lease assets and lease liability are recognized for the Company’s office space leases at the commencement date based on the present value of lease payments over the lease term. As of June 30, 2020 and December 31,

2019, ROU operating lease assets amounted to $10,486 and $11,276, respectively, which were reported in “other assets” in the condensed consolidated balance sheets.

As of June 30, 2020 and December 31, 2019, total lease liabilities amounted to $12,871 and $13,736, respectively, of which amounts due within one year of $1,736 and $1,706 were reported in “other liabilities – current.” As of June 30, 2020 and December 31, 2019, long-term lease obligations that are due beyond one year of $11,135 and $12,030, respectively, were reported in “other liabilities – non-current” in the condensed consolidated balance sheets.

Operating lease expense is recognized on a straight-line basis over the lease term and is reported in “general and administrative expense” in the condensed consolidated statements of comprehensive income. Other information related to the Company's operating leases are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Operating lease cost	$524	$511	$1,051	$1,043
Short-term and variable lease cost	33	7	64	15
Total rent expense	$557	$518	$1,115	$1,058

Cash paid for amounts included in the measurement of lease liabilities	$521	$514	$1,144	$1,048

	June 30, 2020	December 31, 2019
Weighted-average remaining lease term	5.1 years	5.4 years
Weighted-average discount rate	4.76%	4.17%

Future minimum lease payment obligations under the Company’s noncancelable operating leases at June 30, 2020 were as follows:

Operating Leases
Twelve months ending June 30:
2021	$2,245
2022	2,065
2023	2,067
2024	2,129
2025 and thereafter	6,309
Total minimum lease payments	14,815
Less imputed interest	(1,944)
Total present value of operating lease liabilities	$12,871